INITIAL PUBLIC OFFERING	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
JAWS Spitfire Acquisition Corporation
Subsidiary or Equity Method Investee [Line Items]
INITIAL PUBLIC OFFERING	INITIAL PUBLIC OFFERINGPursuant to the Initial Public Offering, the Company sold 34,500,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 9).	INITIAL PUBLIC OFFERINGPursuant to the Initial Public Offering, the Company sold 34,500,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 9).